Government Grants (Tables)	12 Months Ended
Dec. 31, 2020
Government grants [Abstract]
Government Grants
Government grants as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Land	￦	(21,817)	(23,475)
Buildings		(61,920)	(57,231)
Structures		(186,554)	(180,009)
Machinery		(158,907)	(157,785)
Vehicles		(2,275)	(632)
Equipment		(241)	(227)
Tools		(403)	(239)
Construction-in-progress		(61,211)	(79,126)
Investment properties		(13)	(29)
Software		(235)	(136)
Development expenditures		(1,492)	(5,043)
Intangible assets under development		(11,029)	(7,203)
Other intangible assets		(79)	(75)

	￦	(506,176)	(511,210)

Changes in government Grants
Changes in government grants for the years ended December 31, 2019 and 2020 are as follows:

		2019
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(21,705)	—	—	—	21,705	—
Land		(21,968)	—	—	—	151	—	(21,817)
Buildings		(63,189)	—	—	6,214	—	(4,945)	(61,920)
Structures		(190,854)	—	—	9,373	2,405	(7,478)	(186,554)
Machinery		(173,242)	—	—	17,993	635	(4,293)	(158,907)
Vehicles		(4,220)	—	—	2,170	5	(230)	(2,275)
Equipment		(418)	—	—	262	—	(85)	(241)
Tools		(675)	—	—	281	—	(9)	(403)
Construction-in-progress		(54,740)	—	12,338	—	—	(18,809)	(61,211)
Finance lease assets		(26)	—	—	—	—	26	—
Investment properties		(50)	—	—	1	—	36	(13)
Software		(420)	—	—	202	—	(17)	(235)
Development expenditures		(2,110)	—	—	833	—	(215)	(1,492)
Intangible assets under development		(10,564)	—	—	—	—	(465)	(11,029)
Other intangible assets		—	—	—	2	—	(81)	(79)

	￦	(522,476)	(21,705)	12,338	37,331	3,196	(14,860)	(506,176)

		2020
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(41,209)	—	—	—	41,209	—
Land		(21,817)	—	—	—	2	(1,660)	(23,475)
Buildings		(61,920)	—	—	5,206	—	(517)	(57,231)
Structures		(186,554)	—	—	9,526	2,032	(5,013)	(180,009)
Machinery		(158,907)	—	—	17,468	496	(16,842)	(157,785)
Vehicles		(2,275)	—	—	2,064	4	(425)	(632)
Equipment		(241)	—	—	149	—	(135)	(227)
Tools		(403)	—	—	243	—	(79)	(239)
Construction-in-progress		(61,211)	—	8,783	—	—	(26,698)	(79,126)
Investment properties		(13)	—	—	1	—	(17)	(29)
Software		(235)	—	—	99	—	—	(136)
Development expenditures		(1,492)	—	—	1,453	—	(5,004)	(5,043)
Intangible assets under development		(11,029)	—	—	—	—	3,826	(7,203)
Other intangible assets		(79)	—	—	4	—	—	(75)

	￦	(506,176)	(41,209)	8,783	36,213	2,534	(11,355)	(511,210)